AXONIC STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS

July 31, 2020 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.71%)
Financials (0.71%)
PennyMac Mortgage Investment Trust REIT	187,063	$3,526,138

TOTAL COMMON STOCKS
(Cost $3,108,944)		3,526,138

PREFERRED STOCKS (0.01%)
Financials (0.01%)
New Residential Investment Corp., Series C, 3M US L + 4.97%(a)(b)	2,000	$37,580

TOTAL PREFERRED STOCKS
(Cost $49,880)		37,580

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (9.37%)
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A(c)	4.13%	06/15/25	$1,116,451	$1,022,407
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(c)	5.30%	06/15/25	577,371	396,076
Castlelake Aircraft Structured Trust 2019-1, Series 2019-1A, Class A(c)	3.97%	04/15/26	1,635,858	1,431,089
CPS Auto Receivables Trust, Series 2017-D, Class E(c)	5.30%	06/17/24	500,000	505,616
CPS Auto Receivables Trust, Series 2019-A, Class E(c)	5.81%	03/15/23	10,000,000	10,180,250
Flagship Credit Auto Trust, Series 2020-3, Class E(c)	4.98%	03/15/25	250,000	252,324
Hertz Vehicle Financing II LP, Series 2019-3A, Class B(c)	3.03%	12/26/24	6,474,000	6,433,538
Hertz Vehicle Financing II LP, Series 2019-2A, Class B(c)	3.67%	05/25/24	3,499,000	3,477,131
Hertz Vehicle Financing II LP, Series 2019-1A, Class A(c)	3.71%	03/25/22	6,831,095	6,831,095
Hertz Vehicle Financing II LP, Series 2019-1A, Class B(c)	4.10%	03/25/22	3,499,000	3,477,131
Hertz Vehicle Financing II LP, Series 2016-2A, Class C(c)	4.99%	03/25/21	1,750,000	1,710,625
Hertz Vehicle Financing II LP, Series 2016-4A, Class C(c)	5.06%	07/25/21	2,100,000	2,052,750
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(c)	4.46%	12/15/25	474,884	432,050
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(c)	3.97%	06/15/26	1,872,486	1,642,595
START Ireland, Series 2019-1, Class A(c)	4.09%	03/15/26	2,638,613	2,338,614
Tesla Auto Lease Trust, Series 2020-A, Class E(c)	4.64%	04/20/23	2,500,000	2,499,575
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class A(c)	3.67%	11/15/26	770,214	692,246
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(c)	4.75%	11/15/26	1,221,786	759,887
WAVE 2019-1 LLC, Series 2019-1, Class A(c)	3.60%	09/15/27	238,069	214,920
WAVE 2019-1 LLC, Series 2019-1, Class B(c)	4.58%	09/15/27	525,148	343,514

TOTAL ASSET-BACKED SECURITIES
(Cost $45,590,006)				46,693,433

COMMERCIAL MORTGAGE-BACKED SECURITIES (30.30%)
Ashford Hospitality Trust, Series 2018-ASHF, Class A(a)(c)	1M US L + 0.90%	04/15/35	5,995,652	5,607,805
Ashford Hospitality Trust, Series 2018-KEYS, Class A(a)(c)	1M US L + 1.00%	06/15/35	10,000,000	9,400,000
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E(a)(c)	1M US L + 3.05%	12/15/36	1,534,710	1,227,768
BBCMS Mortgage Trust, Series 2018-TALL, Class E(a)(c)	1M US L + 2.44%	03/15/21	7,461,000	6,866,194
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 7A1(c)	2.87%	05/25/52	7,080,617	6,678,316
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 7A(a)(c)	3.67%	05/25/52	13,367,665	12,429,106

	Rate	Maturity Date	Principal Amount	Value
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWC(a)(c)	3.84%	09/15/29	$5,890,000	$5,335,604
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(a)(c)	4.52%	09/15/29	4,988,052	4,511,982
CFK Trust, Series 2020-MF2, Class E(a)(c)	3.46%	03/15/27	8,825,352	8,396,961
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2019-K101, Class X3(a)	1.89%	01/25/30	53,000,000	7,396,998
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020-K111, Class X3(a)	3.29%	07/25/30	16,048,603	3,923,081
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020-K110, Class X3(a)	3.40%	05/25/30	15,923,654	4,118,717
FREMF Mortgage Trust, Series 2020-KI05, Class B(a)(c)	1M US L + 2.30%	07/25/22	1,198,412	1,155,064
FRESB Mortgage Trust, Series 2020-SB76, Class X1(a)	1.32%	05/25/30	14,904,522	1,061,038
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HBFL, Class AFL(a)(c)(d)	1M US L + 1.83%	08/05/34	24,653,000	23,420,351
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class F(c)	2.72%	12/15/24	4,373,000	4,110,484
Multifamily Connecticut Avenue Securities, Series 2019-01, Class M10(a)(c)	1M US L + 3.25%	10/15/49	14,676,759	13,410,889
Multifamily Connecticut Avenue Securities, Series 2019-01, Class M7(a)(c)	1M US L + 1.70%	10/15/49	3,604,860	3,366,038
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10(a)(c)(d)	1M US L + 3.75%	03/25/50	10,448,822	9,571,121
Velocity Commercial Capital Loan Trust, Series 2019-3, Class M5(a)(c)	4.73%	08/25/28	477,184	394,328
VNDO Mortgage Trust, Series 2013-PENN, Class B(a)(c)	3.95%	12/13/20	997,553	997,545
VNDO Mortgage Trust, Series 2013-PENN, Class C(a)(c)	3.95%	12/13/20	1,131,295	1,125,629
VNDO Mortgage Trust, Series 2013-PENN, Class D(a)(c)	3.95%	12/13/20	6,068,701	5,977,622
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class BK20(c)(e)	0.00%	06/27/22	1,662,589	1,524,744
Wells Fargo Re-REMIC Trust, Series 2013-FRR1, Class BK26(c)(e)	0.00%	12/27/22	10,867,466	9,059,543

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $142,640,401)				151,066,928

CORPORATE BONDS (5.63%)
Ambac Assurance Corp.(b)(c)(d)	5.10%		2,951,058	4,035,571
Ambac LSNI LLC(a)(c)(d)	3M US L + 5.00%	02/12/23	21,059,345	21,059,345
Hawaiian Airlines 2020-1 Class A Pass Through Certificates(c)	7.38%	09/15/27	2,976,000	2,976,000

TOTAL CORPORATE BONDS
(Cost $27,499,594)				28,070,916

RESIDENTIAL MORTGAGE-BACKED SECURITIES (23.09%)
ABFC , Series 2004-OPT5, Class M1(a)	1M US L + 1.13%	03/25/34	663,917	545,766
Ace Securities Corp., Series 2005-HE7, Class M2(a)	1M US L + 0.69%	11/25/35	3,852,852	3,020,108
Alternative Loan Trust, Series 2005-11CB, Class 3A2(a)	1M US L + 0.50%	06/25/35	1,346,104	1,063,249
Alternative Loan Trust, Series 2006-6CB, Class 2A10	6.00%	05/25/36	8,793,277	5,581,737
Angel Oak Mortgage Trust, Series 2020-3, Class M1(a)(c)	3.81%	04/25/65	5,000,000	5,025,019
Arroyo Mortgage Trust, Series 2020-1, Class M1(c)	4.28%	02/25/26	2,850,000	2,884,004
Bear Stearns ALT-A Trust, Series 2005-7, Class 1M1(a)	1M US L + 0.72%	08/25/35	9,043,916	7,813,253
CHL Mortgage Pass-Through Trust, Series 2006-21, Class A10	5.75%	02/25/37	1,822,884	1,423,178
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1B1(a)(c)	1M US L + 4.15%	08/25/31	2,706,513	2,484,602

	Rate	Maturity Date	Principal Amount	Value
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2(a)(c)	1M US L + 2.05%	01/25/40	$4,250,000	$4,005,075
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A4(a)	1M US L + 0.31%	09/25/37	3,406,805	2,580,391
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1(a)(c)	4.11%	07/25/24	2,250,000	2,282,538
Freddie Mac Stacr Remic Trust, Series 2020-DNA1, Class M2(a)(c)	1M US L + 1.70%	01/25/50	4,250,000	4,056,939
HSI Asset Securitization Corp. Trust, Series 2005-NC1, Class M4(a)	1M US L + 0.99%	07/25/35	1,292,933	1,050,014
JP Morgan Alternative Loan Trust, Series 2006-A3, Class 1A1(a)	1M US L + 0.16%	07/25/36	2,790,928	2,463,816
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M6(a)	1M US L + 1.07%	06/25/35	1,513,980	1,136,992
L1C 2020-1 LLC, Series 2020-1(c)	5.29%	07/25/21	8,000,000	8,005,974
LHOME Mortgage Trust, Series 2019-RTL1, Class A1(c)(f)	4.58%	10/25/21	12,100,000	12,113,135
LHOME Mortgage Trust, Series 2019-RTL1, Class A2(c)(f)	4.95%	10/25/21	4,426,000	4,293,935
LHOME Mortgage Trust, Series 2019-RTL2, Class A2(c)(f)	4.34%	03/25/22	1,091,000	996,255
LHOME Mortgage Trust, Series 2019-RTL3, Class A2(c)(f)	4.34%	07/25/22	2,182,000	1,968,971
Long Beach Mortgage Loan Trust, Series 2005-1, Class M6(a)	1M US L + 1.58%	02/25/35	2,251,050	2,015,155
MASTR Alternative Loan Trust, Series 2007-1, Class 2A15(a)	1M US L + 0.37%	10/25/36	1,158,686	233,779
Nationstar Home Equity Loan Trust, Series 2006-B, Class M4(a)	1M US L + 0.44%	09/25/36	1,230,783	897,793
New Residential Mortgage Loan Trust 2015-2, Series 2015-2A, Class B5(a)(c)	5.53%	08/25/55	5,230,543	5,399,190
New Residential Mortgage Loan Trust 2020-NQM, Series 2020-NQM2, Class M1(a)(c)	3.89%	07/25/25	1,760,000	1,778,701
Newcastle Mortgage Securities Trust, Series 2007-1, Class M1(a)	1M US L + 0.50%	04/25/37	601,382	408,841
RAAC, Series 2007-SP1, Class M3(a)	1M US L + 1.00%	03/25/37	2,664,474	2,209,882
RALI, Series 2005-QS12, Class A8(a)	1M US L + 0.35%	08/25/35	509,114	394,750
RALI, Series 2006-QS2, Class 1A10(a)	1M US L + 0.50%	02/25/36	1,642,674	1,166,991
RALI, Series 2006-QS8, Class A4(a)	1M US L + 0.45%	08/25/36	1,909,507	1,308,244
RAMP, Series 2004-RS12, Class MII5(a)	1M US L + 2.63%	12/25/34	2,321,912	1,826,737
RAMP, Series 2006-NC1, Class M2(a)	1M US L + 0.60%	01/25/36	4,870,861	3,638,153
RAMP, Series 2006-RZ5, Class M1(a)	1M US L + 0.36%	08/25/46	4,641,405	4,011,251
RASC, Series 2005-KS4, Class M5(a)	1M US L + 1.80%	05/25/35	1,063,734	958,251
Saxon Asset Securities Trust, Series 2005-4, Class M4(a)	1M US L + 0.62%	11/25/37	1,445,491	1,094,980
Soundview Home Equity Loan Trust, Series 2007-NS1, Class M1(a)(d)	1M US L + 0.35%	01/25/37	3,064,950	2,681,831
Specialty Underwriting & Residential Finance, Series 2005-BC1, Class B1(a)	1M US L + 1.80%	12/25/35	1,899,006	1,722,544
Structured Asset Securities Corporation, Series 2006-EQ1, Class M1(a)(c)	1M US L + 0.29%	07/25/36	6,469,382	5,675,915
Structured Asset Securities Corporation, Series 2005-AR1, Class M3(a)	1M US L + 0.50%	09/25/35	928,240	775,376
Vista Point Securitization Trust, Series 2020-1, Class M1(a)(c)	4.15%	03/25/65	2,100,000	2,098,629

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $109,365,976)				115,091,944

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (31.32%)
First American Government Obligations Fund	0.07%	156,090,950	$156,090,950

TOTAL SHORT TERM INVESTMENTS
(Cost $156,090,950)			156,090,950

TOTAL INVESTMENTS (100.43%)
(Cost $484,345,751)	$500,577,889

Liabilities in Excess of Other Assets (-0.43%)	(2,151,233)
NET ASSETS (100.00%)	$498,426,656

(a)	Floating or variable rate security. The Reference Rate is described below. The Interest Rate in effect as of July 31, 2020 is based on the Reference Rate plus the displayed spread as of the security's last reset date.
(b)	Perpetual maturity.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $272,400,325, which represents 54.65% of net assets as of July 31, 2020.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(e)	Zero coupon.
(f)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2020.

Investment Abbreviations:

REIT - Real Estate Investment Trust

LIBOR - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of July 31, 2020 was 0.15%

3M US L - 3 Month LIBOR as of July 31, 2020 was 0.25%

Axonic Strategic Income Fund

NOTES TO STATEMENT OF INVESTMENTS (Unaudited)

July 31, 2020

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, open-end management investment company. The Fund was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 16, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” including

FASB Accounting Standard Update (“ASU”) 2013-08. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent administrator of the Fund, pursuant to the administration agreement, under which the administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of July 31, 2020:

Axonic Strategic Income Fund

Investments in Securities at Value (a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$3,526,138	$–	$–	$3,526,138
Preferred Stocks	37,580	–	–	37,580
Asset-Backed Securities	–	46,693,433	–	46,693,433
Commercial Mortgage-Backed Securities	–	118,075,456	32,991,472	151,066,928
Corporate Bonds	–	2,976,000	25,094,916	28,070,916
Residential Mortgage-Backed Securities	–	112,410,113	2,681,831	115,091,944
Short Term Investments	156,090,950	–	–	156,090,950
Total	$159,654,668	$280,155,002	$60,768,219	$500,577,889

(a)	For detailed descriptions of industries, see the accompanying Statement of Investments.

The following is a summary of valuation techniques and quantitative information used in determining the fair value of the Fund’s Level 3 investments at July 31, 2020:

Asset Type	Balance as of December 31, 2019	Accrued Discount/ Premium	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Balance as of July 31, 2020
Corporate Bonds	$-	$36,308	$8,925	$571,322	$24,708,820	$(230,459)	$25,094,916
Commercial Mortgage-Backed Securities	-	33,304	-	2,628,688	30,329,480	-	32,991,472
Residential Mortgage-Backed Securities	-	11,527	-	629,790	2,040,514	-	2,681,831
	$-	$81,139	$8,925	$3,829,800	$57,078,814	$(230,459)	$60,768,219

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method and is included in the interest income.